Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Loss Per Share
18. Loss Per Share
The computation of loss per share is as follows:

	Nine months ended September 30,
	2023	2022
(in thousands, except share and per share amounts)	(in thousands, except share and per share amounts)
Numerator:
Net loss	$(39,971)	$(39,415)

Net loss attributable to common stockholders	$(39,971)	$(39,415)

Denominator:
Weighted average common stock outstanding - basic and diluted	11,750,907	423,362

Net loss per share attributable to common stockholders - basic and diluted	$(3.40)	$(93.10)

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	September 30,
	2023	2022
Series A convertible preferred stock (as converted to common stock)	—	86,703
Series A-1 convertible preferred stock (as converted to common stock)	—	10,208
Series A-2 convertible preferred stock (as converted to common stock)	—	755,606
Series Seed convertible preferred stock (as converted to common stock)	—	7,546
Series Seed 1 convertible preferred stock (as converted to common stock)	—	2,393
Series Seed 2 convertible preferred stock (as converted to common stock)	—	1,666
Series Seed 3 convertible preferred stock (as converted to common stock)	—	248
Series Seed 4 convertible preferred stock (as converted to common stock)	—	140
Series Seed 5 convertible preferred stock (as converted to common stock)	—	3,414
Series Seed 6 convertible preferred stock (as converted to common stock)	—	815
Series Seed 7 convertible preferred stock (as converted to common stock)	—	1,716
Series Seed 8 convertible preferred stock (as converted to common stock)	—	4,410
Series Seed 9 convertible preferred stock (as converted to common stock)	—	18,480
Series Seed 10 convertible preferred stock (as converted to common stock)	—	2,171
Warrants to purchase series Class B common stock (as converted to common stock)	—	5,753
Stock options to purchase common stock	3,108,111	452,549

Total	3,108,111	1,353,818

21. Loss Per Share
The computation of loss per share is as follows:

	Year ended December 31,
	2022	2021
	(in thousands, except share and per share amounts)
Numerator:
Net loss	$(58,225)	$(32,840)

Net loss attributable to common stockholders	$(58,225)	$(32,840)

Denominator:
Weighted average common stock outstanding - basic and diluted	487,276	98,823

Net loss per share attributable to common stockholders - basic and diluted	$(119.49)	$(332.31)

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	December 31,
	2022	2021
Series A convertible preferred stock (as converted to common stock)	—	86,703
Series A-1 convertible preferred stock (as converted to common stock)	—	10,208
Series A-2 convertible preferred stock (as converted to common stock)	—	—
Series Seed convertible preferred stock (as converted to common stock)	—	7,546
Series Seed 1 convertible preferred stock (as converted to common stock)	—	2,393
Series Seed 2 convertible preferred stock (as converted to common stock)	—	1,666
Series Seed 3 convertible preferred stock (as converted to common stock)	—	248
Series Seed 4 convertible preferred stock (as converted to common stock)	—	140
Series Seed 5 convertible preferred stock (as converted to common stock)	—	3,414
Series Seed 6 convertible preferred stock (as converted to common stock)	—	815
Series Seed 7 convertible preferred stock (as converted to common stock)	—	1,716
Series Seed 8 convertible preferred stock (as converted to common stock)	—	4,410
Series Seed 9 convertible preferred stock (as converted to common stock)	—	18,480
Series Seed 10 convertible preferred stock (as converted to common stock)	—	2,171
Warrants to purchase series Class A common stock (as converted to common stock)	92,296	—
Warrants to purchase series Class B common stock (as converted to common stock)	5,753	5,753
Stock options to purchase common stock	446,841	51,149

Total	544,890	196,812